Summary of Activity in Two Thousand Seven Plan (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share options (common share equivalents)
Beginning Balance	961,031	943,382	965,928
Options granted during the period	257,428	225,865	213,907
Options exercised during the period	(32,495)	(131,076)	(207,191)
Options expired during the period	(6,532)	(54,976)
Options forfeited during the period	(20,086)	(22,164)	(29,262)
Ending Balance	1,159,346	961,031	943,382
Options exercisable at period end	561,736
Options vested and expected to vest at period end	1,117,151
Weighted average exercise price
Beginning Balance	$ 29.63	$ 26.43	$ 21.87
Options granted during the period	14.20	34.14	38.36
Options exercised during the period	11.90	19.07	17.46
Options expired during the period	30.99	17.06
Options forfeited during the period	33.70	32.91	26.63
Ending Balance	26.62	$ 29.63	$ 26.43
Options exercisable at period end	27.85
Options vested and expected to vest at period end	$ 26.75
Restricted Share Units
Restricted share units
Beginning Balance	633,218	703,903	1,011,406
Share units granted during the period	277,336	235,162	223,492
Share units vested during the period	(272,945)	(281,438)	(488,860)
Share units forfeited during the period	(20,086)	(24,409)	(42,135)
Ending Balance	617,523	633,218	703,903
Share units outstanding and expected to vest at period end	575,013
Weighted average grant date fair value
Beginning Balance	$ 27.99	$ 24.57	$ 19.13
Share units granted during the period	13.01	29.85	33.84
Share units vested during the period	26.00	21.05	16.16
Share units forfeited during the period	30.31	27.39	19.91
Ending Balance	21.70	$ 27.99	$ 24.57
Share units outstanding and expected to vest at period end	$ 21.10